Long-term investments - Equity securities without readily determinable fair value (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term investments
Initial cost	¥ 300,147	¥ 417,497
Net cumulative fair value adjustments	62,540	86,785
Carrying value	362,687	504,282
Invested in equity securities without readily determinable fair value	117,350	113,363	¥ 294,657
Fair value loss	24,245	286	4,988
Impairment charges	¥ 0	¥ 0	¥ 0